Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep. 30, 2021
Class A C I R R6 T and W Shares | Voya Corporate Leaders 100 Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Voya Corporate Leaders® 100 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to outperform the S&P 500® Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy, sell, and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Voya mutual funds. More information about these and other discounts is available from your financial intermediary and in the discussion in the Sales Charges section of the Prospectus (page 68), in Appendix A to the Prospectus, or the Purchase, Exchange, and Redemption of Shares section of the Statement of Additional Information (page 108).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder FeesFees paid directly from your investment
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance.During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Voya mutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests primarily in equity securities of issuers included in the Standard & Poor's 100 Index (“Index”).The Index, a subset of the S&P 500® Index, is weighted by float-adjusted market capitalization and generally consists of the largest and most stable companies of the S&P 500® Index that have listed options. Sector balance is also considered in the selection of companies for the Index. The Index is composed of 100 constituent companies. The market capitalization of companies within the Index will change with market conditions. The market capitalization of companies in the Index as of June 30, 2021 ranged from $40.8 billion to $2.3 trillion.Equity securities include, but are not limited to, common and preferred stock, warrants and convertible securities.The Fund may also invest in derivatives, including, but not limited to, futures. The Fund typically uses derivatives to substitute for taking a position in the underlying asset.The Fund may also invest in real estate-related securities, including real estate investment trusts.The Fund may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).Under normal market conditions, the Index securities are equally weighted in the Fund's investment portfolio at the beginning of each calendar quarter, meaning that the securities of an Index issuer would represent approximately 1% of the Fund's investment portfolio. This approach seeks to increase performance potential and tends to overweight undervalued securities.If a security is underperforming the S&P 500® Index and the S&P 500® Index is positive on an intra-quarter basis, the security will typically be sold when it declines by 30% or more irrespective of the percentage difference versus the S&P 500® Index. If a security is underperforming the S&P 500® Index and the S&P 500® Index is negative on an intra-quarter basis, the security will typically be sold when it underperforms the S&P 500®Index by 30 percentage points or more. If a security is outperforming the S&P 500® Index, it will typically be trimmed back to 1% when it outperforms the S&P 500® Index by 50 percentage points or more on an intra-quarter basis.Under normal market conditions, the Fund's investment portfolio will be rebalanced at the beginning of each calendar quarter to re-align the Fund's holdings to the 1% weightings.In response to adverse market, economic, political or other unusual conditions, the Fund’s investment adviser may determine not to sell certain securities if the value of those securities decline more than 30 percentage points relative to the S&P 500® Index overall, based on the circumstances.The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.Company:The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.Convertible Securities:Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.Credit:The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.Derivative Instruments:Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investment, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.Interest Rate:With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, the United States experiences a low interest rate environment, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Fund invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose fixed-income and related markets to heightened volatility. Changes to monetary policy by the Federal Reserve Board or other regulatory actions could expose fixed-income and related markets to heightened volatility, interest rate sensitivity and reduced liquidity, which may impact the Fund’s operations and return potential.Investment Model: A manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.Market:Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.Market Capitalization:Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.Market Disruption and Geopolitical:The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S. Wars, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the Fund and the Fund. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.Other Investment Companies:The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.Real Estate Companies and Real Estate Investment Trusts (“REITs”):Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.Securities Lending:Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Fund will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks.An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Fund. The Fund, previously named Voya Corporate Leaders® 100 Fund II, is the successor to Voya Corporate Leaders® 100 Fund, a former series of Voya Series Fund, Inc. (the “Predecessor Fund”), a mutual fund with identical investment objectives, policies, and restrictions as a result of the reorganization of the Predecessor Fund into the Fund on or about November 8, 2019 (the “Reorganization Date”). The Fund was renamed “Voya Corporate Leaders® 100 Fund”following the Reorganization Date. The performance in the bar chart and table prior to the Reorganization Date is that of the Predecessor Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period.The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund's Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.However, the table includes all applicable fees and sales charges. Performance for other share classes would differ to the extent they have differences in their fees and expenses. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.Because Class T shares of the Fund had not commenced operations as of the calendar year ended December 31, 2020, no performance information for Class T shares is provided below. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.individuals.voya.com/literature or call 1-800-992-0180.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class T shares of the Fund had not commenced operations as of the calendar year ended December 31, 2020
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-992-0180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.individuals.voya.com/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	 The Fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class A(as of December 31 of each year)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	 Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2 nd Quarter 2020 , 17.58% and Worst quarter:1st Quarter 2020, -23.02 %The Fund's Class A shares' year-to-date total return as of June 30, 2021: 18.08%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns %  <br/>(for the periods ended December 31, 2020)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	However, the table includes all applicable fees and sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
Class A C I R R6 T and W Shares | Voya Corporate Leaders 100 Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.81%
1 Yr	rr_ExpenseExampleYear01	$ 653
3 Yrs	rr_ExpenseExampleYear03	849
5 Yrs	rr_ExpenseExampleYear05	1,062
10 Yrs	rr_ExpenseExampleYear10	1,672
1 Yr	rr_ExpenseExampleNoRedemptionYear01	653
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	849
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,062
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,672
2011	rr_AnnualReturn2011	1.87%
2012	rr_AnnualReturn2012	16.22%
2013	rr_AnnualReturn2013	33.48%
2014	rr_AnnualReturn2014	13.37%
2015	rr_AnnualReturn2015	(1.50%)
2016	rr_AnnualReturn2016	11.44%
2017	rr_AnnualReturn2017	18.91%
2018	rr_AnnualReturn2018	(7.07%)
2019	rr_AnnualReturn2019	28.27%
2020	rr_AnnualReturn2020	11.52%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	18.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.02%)
1 Yr	rr_AverageAnnualReturnYear01	5.09%
5 Yrs	rr_AverageAnnualReturnYear05	10.68%
10 Yrs	rr_AverageAnnualReturnYear10	11.35%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
Class A C I R R6 T and W Shares | Voya Corporate Leaders 100 Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.45%
1 Yr	rr_ExpenseExampleYear01	$ 248
3 Yrs	rr_ExpenseExampleYear03	513
5 Yrs	rr_ExpenseExampleYear05	904
10 Yrs	rr_ExpenseExampleYear10	1,998
1 Yr	rr_ExpenseExampleNoRedemptionYear01	148
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	513
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	904
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,998
1 Yr	rr_AverageAnnualReturnYear01	10.00%
5 Yrs	rr_AverageAnnualReturnYear05	11.37%
10 Yrs	rr_AverageAnnualReturnYear10	11.37%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
Class A C I R R6 T and W Shares | Voya Corporate Leaders 100 Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.49%
1 Yr	rr_ExpenseExampleYear01	$ 50
3 Yrs	rr_ExpenseExampleYear03	192
5 Yrs	rr_ExpenseExampleYear05	346
10 Yrs	rr_ExpenseExampleYear10	795
1 Yr	rr_ExpenseExampleNoRedemptionYear01	50
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	192
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	346
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 795
1 Yr	rr_AverageAnnualReturnYear01	11.89%
5 Yrs	rr_AverageAnnualReturnYear05	12.35%
10 Yrs	rr_AverageAnnualReturnYear10	12.34%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
Class A C I R R6 T and W Shares | Voya Corporate Leaders 100 Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.15%
1 Yr	rr_ExpenseExampleYear01	$ 117
3 Yrs	rr_ExpenseExampleYear03	378
5 Yrs	rr_ExpenseExampleYear05	659
10 Yrs	rr_ExpenseExampleYear10	1,461
1 Yr	rr_ExpenseExampleNoRedemptionYear01	117
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	378
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	659
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,461
1 Yr	rr_AverageAnnualReturnYear01	11.21%
5 Yrs	rr_AverageAnnualReturnYear05	11.65%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	11.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 23, 2012
Class A C I R R6 T and W Shares | Voya Corporate Leaders 100 Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.48%
1 Yr	rr_ExpenseExampleYear01	$ 49
3 Yrs	rr_ExpenseExampleYear03	171
5 Yrs	rr_ExpenseExampleYear05	305
10 Yrs	rr_ExpenseExampleYear10	694
1 Yr	rr_ExpenseExampleNoRedemptionYear01	49
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	171
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	305
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 694
1 Yr	rr_AverageAnnualReturnYear01	11.89%
5 Yrs	rr_AverageAnnualReturnYear05	12.36%
10 Yrs	rr_AverageAnnualReturnYear10	12.35%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2014
Class A C I R R6 T and W Shares | Voya Corporate Leaders 100 Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.81%
1 Yr	rr_ExpenseExampleYear01	$ 331
3 Yrs	rr_ExpenseExampleYear03	534
5 Yrs	rr_ExpenseExampleYear05	753
10 Yrs	rr_ExpenseExampleYear10	1,385
1 Yr	rr_ExpenseExampleNoRedemptionYear01	331
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	534
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	753
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,385
Class A C I R R6 T and W Shares | Voya Corporate Leaders 100 Fund | Class W
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.56%
1 Yr	rr_ExpenseExampleYear01	$ 57
3 Yrs	rr_ExpenseExampleYear03	212
5 Yrs	rr_ExpenseExampleYear05	380
10 Yrs	rr_ExpenseExampleYear10	868
1 Yr	rr_ExpenseExampleNoRedemptionYear01	57
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	212
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	380
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 868
1 Yr	rr_AverageAnnualReturnYear01	11.86%
5 Yrs	rr_AverageAnnualReturnYear05	12.28%
10 Yrs	rr_AverageAnnualReturnYear10	12.28%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
Class A C I R R6 T and W Shares | Voya Corporate Leaders 100 Fund | After tax on distributions | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(0.20%)
5 Yrs	rr_AverageAnnualReturnYear05	8.37%
10 Yrs	rr_AverageAnnualReturnYear10	10.03%
Since Inception	rr_AverageAnnualReturnSinceInception
Class A C I R R6 T and W Shares | Voya Corporate Leaders 100 Fund | After tax on distributions with sale | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	6.78%
5 Yrs	rr_AverageAnnualReturnYear05	8.22%
10 Yrs	rr_AverageAnnualReturnYear10	9.13%
Since Inception	rr_AverageAnnualReturnSinceInception
Class A C I R R6 T and W Shares | Voya Corporate Leaders 100 Fund | S&P 500® Index | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	18.40%	[3]
5 Yrs	rr_AverageAnnualReturnYear05	15.22%	[3]
10 Yrs	rr_AverageAnnualReturnYear10	13.88%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
Class A C I R R6 T and W Shares | Voya Corporate Leaders 100 Fund | S&P 500® Index | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	18.40%	[3]
5 Yrs	rr_AverageAnnualReturnYear05	15.22%	[3]
10 Yrs	rr_AverageAnnualReturnYear10	13.88%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
Class A C I R R6 T and W Shares | Voya Corporate Leaders 100 Fund | S&P 500® Index | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	18.40%	[3]
5 Yrs	rr_AverageAnnualReturnYear05	15.22%	[3]
10 Yrs	rr_AverageAnnualReturnYear10	13.88%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
Class A C I R R6 T and W Shares | Voya Corporate Leaders 100 Fund | S&P 500® Index | Class R
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	18.40%	[3]
5 Yrs	rr_AverageAnnualReturnYear05	15.22%	[3]
10 Yrs	rr_AverageAnnualReturnYear10		[3]
Since Inception	rr_AverageAnnualReturnSinceInception	14.26%	[3]
Class A C I R R6 T and W Shares | Voya Corporate Leaders 100 Fund | S&P 500® Index | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	18.40%	[3]
5 Yrs	rr_AverageAnnualReturnYear05	15.22%	[3]
10 Yrs	rr_AverageAnnualReturnYear10	13.88%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
Class A C I R R6 T and W Shares | Voya Corporate Leaders 100 Fund | S&P 500® Index | Class W
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	18.40%	[3]
5 Yrs	rr_AverageAnnualReturnYear05	15.22%	[3]
10 Yrs	rr_AverageAnnualReturnYear10	13.88%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception		[3]

[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
[2]	The adviser is contractually obligated to limit expenses to 0.90%, 1.45%, 0.65%, 1.15%, 0.65%, 0.90% and 0.65% for Class A, Class C, Class I, Class R, Class R6, Class T and Class W shares, respectively, through October 1, 2022. In addition, the adviser is contractually obligated to further limit expenses to 0.81%, 0.49%, 0.48%, 0.81% and 0.56% for Class A, Class I, Class R6, Class T and Class W shares, respectively, through October 1, 2022. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. These limitations are subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The distributor is contractually obligated to waive 0.25% of the distribution fee for Class C shares through October 1, 2022. Termination or modification of these obligations requires approval by the Fund’s board.
[3]	The index returns do not reflect deductions for fees, expenses, or taxes.